UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2005
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli       	                Southfield, MI   	   8/2/05
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          141
                                          -----------------
Form 13F Information Table Value Total:   $     47,378
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


                                                                  SUMMARY TABLE
                                                                  30-Jun-05



                                             TITLE                VALUE                                           VOTING
                                             OF                   IN            SHARES/ SH/   PUT/ INVESTMT       SOLE
        NAME OF ISSUER                       CLASS   CUSIP        $1,000'S      PRN AMT PRN   CALL DSCRETN  MGRS  AUTHORITY
AA      ALUMINUM CO OF AMERICA               COM     013817101    22            800                SOLE           800
ABK     AMBAC FINANCIAL                      COM     023139108    374           5,200              SOLE           5,200
ABT     ABBOTT LABS                          COM     002824100    177           3,800              SOLE           3,800
ACS     AFFILIATED COMPUTER SYSTEMS          COM     008190100    300           6,000              SOLE           6,000
ADBE    ADOBE SYSTEMS                        COM     00724F101    430           14,500             SOLE           14,500
ADI     ANALOG DEVICES                       COM     032654105    408           10,400             SOLE           10,400
ADP     AUTOMATIC DATA PROCESSING            COM     053015103    13            300                SOLE           300
ADSK    AUTODESK                             COM     052769106    58            1,700              SOLE           1,700
AIG     AMERICAN INT'L GROUP                 COM     026874107    447           7,419              SOLE           7,419
AMAT    APPLIED MATERIALS                    COM     038222105    19            1,200              SOLE           1,200
AMGN    AMGEN                                COM     031162100    885           11,100             SOLE           11,100
AMZN    AMAZON                               COM     023135106    316           7,000              SOLE           7,000
APA     APACHE                               COM     037411105    205           3,000              SOLE           3,000
APOL    APOLLO GROUP                         COM     037604105    383           5,100              SOLE           5,100
AVP     AVON PRODUCTS                        COM     054303102    262           8,000              SOLE           8,000
AXP     AMERICAN EXPRESS                     COM     025816109    308           5,600              SOLE           5,600
AZO     AUTOZONE                             COM     053332102    361           3,700              SOLE           3,700
BA      BOEING                               COM     097023105    26            400                SOLE           400
BAC     BANKAMERICA                          COM     060505104    188           4,300              SOLE           4,300
BBBY    BED BATH & BEYOND                    COM     075896100    482           10,500             SOLE           10,500
BBY     BEST BUY                             COM     086516101    506           6,600              SOLE           6,600
BDX     BECKTON DICKINSON                    COM     075887109    387           7,000              SOLE           7,000
BEN     FRANKLIN RESOURCES                   COM     354613101    279           3,450              SOLE           3,450
BIIB    BIOGEN                               COM     09062X103    126           3,200              SOLE           3,200
BK      BANK OF NEW YORK                     COM     064057102    12            400                SOLE           400
BMET    BIOMET                               COM     090613100    316           8,300              SOLE           8,300
BRCM    BROADCOM                             COM     111320107    137           3,200              SOLE           3,200
BRK/A   BERKSHIRE HATHAWAY                   COM     084670108    334           4                  SOLE           4
BSC     BEAR STEARNS                         COM     073902108    197           1,900              SOLE           1,900
BSX     BOSTON SCIENTIFIC                    COM     101137107    330           11,400             SOLE           11,400
BUD     ANHEUSER BUSCH                       COM     035229103    437           9,850              SOLE           9,850
C       CITIGROUP                            COM     172967101    447           10,270             SOLE           10,270
CAH     CARDINAL HEALTHCARE                  COM     14149Y108    462           7,757              SOLE           7,757
CCU     CLEAR CHANNEL COMMUNICATIONS         COM     184502102    431           13,200             SOLE           13,200
CD      CENDANT CORP                         COM     151313103    417           19,500             SOLE           19,500
CHIR    CHIRON                               COM     170040109    91            2,500              SOLE           2,500
CINF    CINCINNATI FINANCIAL                 COM     172062101    390           9,450              SOLE           9,450
CMCSA   COMCAST CLASS A                      COM     20030N101    77            2,500              SOLE           2,500
CMCSK   COMCAST                              COM     20030N200    165           5,500              SOLE           5,500
COF     CAPITAL ONE FINANCIAL                COM     14040H105    454           5,500              SOLE           5,500
COH     COACH INC                            COM     189754104    506           14,400             SOLE           14,400
COP     CONOCOPHILIPS                        COM     20825C104    300           4,800              SOLE           4,800
CSCO    CISCO SYSTEMS                        COM     17275R102    879           45,900             SOLE           45,900
CTAS    CINTAS                               COM     172908105    419           9,450              SOLE           9,450
CTXS    CITRIX                               COM     177376100    346           14,500             SOLE           14,500
CVX     CHEVRONTEXACO                        COM     166764100    331           5,700              SOLE           5,700
DD      DUPONT (E.I.) DE NEMOURS             COM     263534109    17            400                SOLE           400
DELL    DELL COMPUTER                        COM     24702R101    898           22,200             SOLE           22,200
DGX     QUEST DIAGNOSTICS                    COM     74834L100    406           7,900              SOLE           7,900
DHR     DANAHER                              COM     235851102    449           8,100              SOLE           8,100
DIS     DISNEY                               COM     254687106    35            1,350              SOLE           1,350
DNA     GENENTECH                            COM     368710406    313           3,500              SOLE           3,500
DRI     DARDEN RESTAURANTS                   COM     237194105    427           12,300             SOLE           12,300
DUK     DUKE POWER                           COM     264399106    25            849                SOLE           849
EBAY    EBAY                                 COM     278642103    1,099         26,300             SOLE           26,300
ECL     ECOLAB INC                           COM     278865100    414           12,300             SOLE           12,300
EMC     EMC CORP                             COM     268648102    96            7,000              SOLE           7,000
EOG     EOG RESOURCES                        COM     26875P101    354           5,800              SOLE           5,800
ERTS    ELECTRONIC ARTS                      COM     285512109    484           8,400              SOLE           8,400
ESRX    EXPRESS SCRIPTS                      COM     302182100    439           8,400              SOLE           8,400
F       FORD MOTOR CO.                       COM     345370860    7             699                SOLE           699
FDC     FIRST DATA                           COM     319963104    485           11,800             SOLE           11,800
FISV    FISERV                               COM     337738108    404           9,100              SOLE           9,100
FITB    FIFTH THIRD BANCORP                  COM     316773100    353           8,200              SOLE           8,200
FNM     FEDERAL NATIONAL MTGE ASSOC.         COM     313586109    335           6,000              SOLE           6,000
FRX     FOREST LABS                          COM     345838106    251           6,300              SOLE           6,300
GCI     GANNETT                              COM     364730101    29            400                SOLE           400
GD      GENERAL DYNAMICS                     COM     369550108    207           1,800              SOLE           1,800
GDW     GOLDEN WEST FINANCIAL                COM     381317106    408           6,250              SOLE           6,250
GE      GENERAL ELECTRIC                     COM     369604103    792           22,960             SOLE           22,960
GILD    GILEAD SCIENCES                      COM     375558103    363           8,100              SOLE           8,100
GIS     GENERAL MILLS                        COM     370334104    403           8,500              SOLE           8,500
GM      GENERAL MOTORS CORP                  COM     370442105    6             163                SOLE           163
HD      HOME DEPOT                           COM     437076102    426           9,800              SOLE           9,800
HDI     HARLEY DAVIDSON                      COM     412822108    415           7,800              SOLE           7,800
HET     HARRAHS ENTERTAINMENT                COM     413619107    437           5,550              SOLE           5,550
HRB     H&R BLOCK                            COM     093671105    444           7,800              SOLE           7,800
IGT     INTERNATIONAL GAME TECH.             COM     459902102    392           14,300             SOLE           14,300
INTC    INTEL                                COM     458140100    529           19,500             SOLE           19,500
JNJ     JOHNSON & JOHNSON                    COM     478160104    717           11,200             SOLE           11,200
JNPR    JUNIPER                              COM     48203R104    84            3,500              SOLE           3,500
JPM     JP MORGAN CHASE                      COM     46625H100    14            400                SOLE           400
KLAC    KLA - TENCOR                         COM     482480100    388           7,500              SOLE           7,500
KO      COCA-COLA COMPANY                    COM     191216100    226           5,150              SOLE           5,150
KRB     MBNA                                 COM     55262L100    426           16,300             SOLE           16,300
KSS     KOHLS                                COM     500255104    287           5,100              SOLE           5,100
LLTC    LINEAR TECHNOLOGY                    COM     535678106    392           10,100             SOLE           10,100
LOW     LOWES COMPANIES                      COM     548661107    510           7,700              SOLE           7,700
LXK     LEXMARK INTL GROUP                   COM     529771107    289           4,600              SOLE           4,600
MCK     MCKESSON                             COM     58155Q103    478           10,600             SOLE           10,600
MCO     MOODY'S CORP                         COM     615369105    189           4,000              SOLE           4,000
MDT     MEDTRONIC INC                        COM     585055106    480           8,900              SOLE           8,900
MERQ    MERCURY INTERACTIVE                  COM     589405109    181           4,600              SOLE           4,600
MHS     MEDCO HEALTH SOLUTIONS               COM     58405U102    3             60                 SOLE           60
MMM     3M COMPANY                           COM     88579Y101    368           4,900              SOLE           4,900
MRK     MERCK                                COM     589331107    12            400                SOLE           400
MSFT    MICROSOFT                            COM     594918104    901           35,200             SOLE           35,200
MXIM    MAXIM INTEGRATED PRODS               COM     57772K101    415           9,900              SOLE           9,900
NKE     NIKE                                 COM     654106103    428           5,100              SOLE           5,100
NTAP    NETWORK APPLIANCE                    COM     64120L104    344           13,500             SOLE           13,500
NXTL    NEXTEL COMMUNICATIONS                COM     65332V103    223           6,400              SOLE           6,400
OMC     OMNICOM GROUP                        COM     681919106    407           4,800              SOLE           4,800
ORCL    ORACLE SYSTEMS                       COM     68389X105    37            2,700              SOLE           2,700
PAYX    PAYCHEX                              COM     704326107    438           12,550             SOLE           12,550
PEP     PEPSICO                              COM     713448108    262           4,800              SOLE           4,800
PFE     PFIZER                               COM     717081103    472           17,775             SOLE           17,775
PG      PROCTOR & GAMBLE                     COM     742718109    696           12,500             SOLE           12,500
PGR     PROGRESSIVE CORP                     COM     743315103    449           4,500              SOLE           4,500
PIXR    PIXAR                                COM     725811103    10            2,000              SOLE           2,000
QCOM    QUALCOMM                             COM     747525103    545           13,800             SOLE           13,800
QLGC    QLOGIC                               COM     747277101    264           8,500              SOLE           8,500
RD      ROYAL DUTCH PETROLEUM                COM     780257804    25            400                SOLE           400
SBUX    STARBUCKS                            COM     855244109    384           7,300              SOLE           7,300
SFA     SCIENTIFIC ATLANTA                   COM     808655104    489           12,700             SOLE           12,700
SLM     SLM CORP                             COM     78442P106    412           8,000              SOLE           8,000
SNDK    SANDISK                              COM     80004C101    237           7,000              SOLE           7,000
SNV     SYNOVUS FINANCIAL                    COM     87161C105    429           14,500             SOLE           14,500
SPLS    STAPLES                              COM     855030102    429           18,850             SOLE           18,850
STJ     ST. JUDE MEDICAL                     COM     790849103    488           10,300             SOLE           10,300
STT     STATE STREET BOSTON                  COM     857477103    56            1,120              SOLE           1,120
SYK     STRYKER                              COM     863667101    460           8,500              SOLE           8,500
SYMC    SYMANTEC                             COM     871503108    435           19,800             SOLE           19,800
SYY     SYSCO                                COM     871829107    393           10,900             SOLE           10,900
TGT     TARGET                               COM     87612E106    417           7,100              SOLE           7,100
TMK     TORCHMARK                            COM     891027104    392           7,500              SOLE           7,500
UNH     UNITEDHEALTH GROUP                   COM     91324P102    952           18,200             SOLE           18,200
UPS     UNITED PARCEL SERVICE                COM     911312106    314           4,300              SOLE           4,300
UTX     UNITED TECHNOLOGIES                  COM     913017109    263           5,200              SOLE           5,200
UVN     UNIVISION                            COM     914906102    427           15,100             SOLE           15,100
VOD     VODAFONE                             COM     92857W100    17            675                SOLE           675
WAG     WALGREEN                             COM     931422109    340           7,100              SOLE           7,100
WEC     WISCONSIN ENERGY CORP                COM     976657106    12            301                SOLE           301
WFC     WELLS FARGO                          COM     949746101    233           3,800              SOLE           3,800
WIT     WIPRO                                COM     97651M109    122           6,000              SOLE           6,000
WLP     WELLPOINT                            COM     94973V107    340           4,800              SOLE           4,800
WMT     WAL-MART                             COM     931142103    593           12,000             SOLE           12,000
WWY     WRIGLEY                              COM     982526105    292           4,100              SOLE           4,100
WYE     WYETH                                COM     983024100    9             200                SOLE           200
XOM     EXXON                                COM     30231G102    429           7,294              SOLE           7,294
YHOO    YAHOO                                COM     984332106    473           14,200             SOLE           14,200

                                                     Total        47,378


* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
FORM 13F.